Note 11 - Income Tax Expenses - Reconciliation of Income Tax Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
(Loss)/profit on ordinary activities before tax	$ (34,137)	$ 10,919
Tax on Group (loss)/profit on ordinary activities at the weighted average corporation tax rate of 23% (2017: UK standard corporation tax rate of 20%)	7,772	(2,184)
Expenses that are not deductible in determining taxable profits	(3,872)	(20)
Release of prior year current tax provision	2,358
Tax rates of subsidiaries operating in other jurisdictions		(3,108)
Change in tax rates		(26)
Total tax recovery/(charge) for the year recognized in the Consolidated Statement of Comprehensive Income	$ 6,258	$ (5,338)